Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 28, 2025	Jun. 28, 2025
NV5 Global, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Proceed from insurance recoveries	$ 14,000	$ 14,000